MFS® Limited Maturity Fund
MFS® Limited Maturity Fund
SUPPLEMENT TO THE PROSPECTUS

The date of this supplement is August 1, 2019.

MFS® Limited Maturity Fund

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Limited Maturity Fund	A		T	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%		2.50%	none	none	none	none	none	none	none	none	2.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	1.00%	none	none	none	none	none	none	none	4.00%	1.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Limited Maturity Fund		A	T	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Management Fee		0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none	0.25%	1.00%	1.00%
Other Expenses		0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.10%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		0.79%	0.79%	1.54%	1.54%	0.54%	1.54%	1.04%	0.79%	0.54%	0.48%	0.84%	1.59%	1.59%
Fee Reductions and/or Expense Reimbursements	[1]	(0.17%)	(0.07%)	(0.17%)	(0.07%)	(0.07%)	(0.07%)	(0.17%)	(0.07%)	(0.07%)	(0.08%)	(0.17%)	(0.17%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.62%	0.72%	1.37%	1.47%	0.47%	1.47%	0.87%	0.72%	0.47%	0.40%	0.67%	1.42%	1.52%
[1]	MFS Fund Distributors, Inc., has agreed in writing to waive the Class A, Class B, Class 529A, and Class 529B service fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2020. MFS Fund Distributors, Inc., has agreed in writing to waive the Class R2 distribution fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2020. Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.62% of the class' average daily net assets annually for Class A shares, 1.37% of the class' average daily net assets annually for Class B shares, 1.47% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.47% of the class' average daily net assets annually for each of Class I and Class R4 shares, 0.87% of the class' average daily net assets annually for Class R2 shares, 0.72% of the class' average daily net assets annually for each of Class R3 and Class T shares, 0.40% of the class' average daily net assets annually for Class R6 shares, 0.67% of the class' average daily net assets annually for Class 529A shares, 1.42% of the class' average daily net assets annually for Class 529B shares, and 1.52% of the class' average daily net assets annually for Class 529C shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2020.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Limited Maturity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	312	478	660	1,187
T	322	488	670	1,196
B	539	769	1,022	1,617
C	250	479	832	1,828
I	48	165	294	669
529A	317	494	687	1,245
529B	545	784	1,049	1,672
529C	255	494	858	1,882
R1	150	479	832	1,828
R2	89	313	556	1,255
R3	74	244	431	970
R4	48	165	294	669
R6	41	145	260	595

Expense Example No Redemption - MFS® Limited Maturity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	139	469	822	1,617
C	150	479	832	1,828
529B	145	484	849	1,672
529C	155	494	858	1,882